Contingencies and Commitments - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2025
Contingencies and Commitments [line Items]
Recovery of income tax paid	$ 4,039,802	$ 629,837	$ 4,403,712	$ 3,646,382	$ 866,842	$ 944,338	$ 459,319	$ 433,815
Taretja Cuyana | 2014 and 2016
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable									$ 145,478
Tarjeta Naranja S.A.U. | 2014 and 2016
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable									580,164
Tarjeta Naranja S.A.U. | 2015
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable									149,763
Tarjeta Naranja S.A.U. | 2017
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable									326,498
Tarjeta Naranja S.A.U. | 2018
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable									973,843
Tarjeta Naranja S.A.U. | Repetition Of Income Tax For 2019
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable									$ 1,364,949
GGAL Holdings S.A.
Contingencies and Commitments [line Items]
Recovery of income tax paid				$ 1,287,535	$ 2,583,570			$ 124,897